Cover	12 Months Ended
Dec. 30, 2023
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	DARLING INGREDIENTS INC.
Entity Central Index Key	0000916540